Working capital - Trade and other payables (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	£ 1,333	£ 1,694
Interest payable	152	127
Tax and social security excluding income tax	698	640
Other payables	420	565
Accruals	971	1,097
Deferred income	79	56
Dividend payable to non-controlling interests	30	23
Trade and other payables	3,683	4,202
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	175	222
Accruals	0	0
Deferred income	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	£ 175	£ 222